Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

On November 6, 2023, Ethereal Singapore was named as a defendant in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware. The lawsuit relates to an alleged agreement to sell at a discount of Ethereal Singapore’s creditor claim against FTX’s bankruptcy estate. The plaintiff seeks specific performance by Ethereal Singapore to complete the transfer of the subject claim to the plaintiff or, alternatively, damages in an amount equal to the difference between the alleged purchase prices of the subject claim and the ultimate amounts distributed by the FTX bankruptcy estate on the account of that claim. As a result of the FTX bankruptcy proceeding, the Company recorded 100% impairment loss for the claim of US$9.8 million in 2022 (measured using the carrying value of Bitcoin as of December 31, 2022) on assets, including the underlying assets of this lawsuit’s subject claim, held at FTX. On March 1, 2024, the Bankruptcy Court for the District Delaware approved the parties’ stipulation to transfer the case to the Southern District of New York. Ethereal Singapore answered the complaint on June 27, 2024. The court held an initial pre-trial conference on July 24, 2024. The parties are currently engaged in the discovery process of the litigation. While the Company intends to defend such lawsuit vigorously, the Company cannot accurately predict the outcome of such ongoing litigation, or estimate the magnitude of such outcome, due to its early stage.

On March 4, 2024, an entity that holds some Arisz public warrants (the “Warrant Holder”) sent the Company a letter alleging that the Company had breached the warrant agreement between Arisz and Continental Stock Transfer & Trust Company when the Company allegedly failed to allow the Warrant Holder to exercise its public warrants on that same day, thus, resulting in potential loss to the Warrant Holder. The Warrant Holder threatened to file litigation against the Company. The Company disputes the claim of breach and maintains that it has not breached the warrant agreement. On September 11, 2024, the Warrant Holder filed the complaint against the Company in the United States District Court for Southern District of New York. The Company cannot accurately predict the outcome of such dispute, or estimate the magnitude of such outcome, due to its early stage.